Goodwill and Other Intangible Assets - Summary Of The Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 46,788
2023	43,223
2024	39,132
2025	36,359
2026	22,350
Thereafter	15,622
Total	$ 203,474	$ 240,203